Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		7 Months Ended	9 Months Ended
	Apr. 01, 2022	Oct. 01, 2021	Dec. 31, 2021	Oct. 01, 2021
Related Party Transaction [Line Items]
Due from related parties, Noncurrent			$ 101.6
Related party transaction, Rate			0.25%
Selling, General and Administrative Expenses [Member] | Management charges [Member]
Related Party Transaction [Line Items]
Related party transaction, Selling, general and administrative expenses from transactions with related party			$ 4.0
Former Partner
Related Party Transaction [Line Items]
Allocated expenses	$ 6.0	$ 5.0		$ 19.6